Derivative Asset - Schedule of Derivative Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Opening balance	$ 41,506	$ 63,503
FX option premium	249	(0)
Unrealized loss on derivatives asssts (interest rate caps)	(15,933)	(16,625)
Unrealized loss on FX option	(246)	(0)
Fair value adjustment on derivative asset	(5,170)	(5,372)	$ 9,685
Closing balance	20,406	41,506	$ 63,503
Less: Current portion of derivative assets (interest rate caps)	(14,434)	(24,639)
Less: Current portion of FX option	(3)	0
Non-current portion of derivative assets	$ 5,969	$ 16,867